FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

4.FAIR VALUE OF ASSETS AND LIABILITIES

For a description of the fair value hierarchy and the Company’s fair value methodologies, see “Note 2 — Summary of Significant Accounting Policies.” The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2016, and 2017.

Assets and Liabilities Recorded at Fair Value

The Group does not have assets or liabilities measured at fair value on a non-recurring basis.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	968,225	—	—	968,225
Restricted cash	1,218,286	—	—	1,218,286
Loans at fair value	—	—	371,033	371,033
Available-for-sale investments	—	1,158,000	—	1,158,000
Total Assets	2,186,511	1,158,000	371,033	3,715,544
Liabilities
Payable to investors at fair value	—	—	418,686	418,686
Total Liabilities	—	—	418,686	418,686

December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	1,857,175	—	—	1,857,175
Restricted cash	1,805,693	—	—	1,805,693
Loans at fair value	—	—	791,681	791,681
Available-for-sale investments	34,753	928,500		963,253
Total Assets	3,697,621	928,500	791,681	5,417,802
Liabilities
Payable to investors at fair value	—	—	113,445	113,445
Total Liabilities	—	—	113,445	113,445

In accordance with ASC 820, the Company measures available-for-sale investments at fair value on a recurring basis. The fair values of the Company’s available-for-sale investments are determined based on the discounted cash flow model using the discount curve of market interest rates.

As the Company’s loans and related payable to investors do not trade in an active market with readily observable prices, the Company uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these assets and liabilities, including discount rate, default and recovery rates, and prepayment rates. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. As of December 31, 2015 and 2016, due to the adoption of ASU 2014-13 (see Note 2), the payable to investors of the Consolidated ABFE was measured on the basis of the fair value of the loans of the Consolidated ABFE as the loans were determined to be more observable.

Significant Unobservable Inputs

		December 31, 2016	December 31, 2017
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans and payable to investors	Discount rates	12.0%	12.0%
	Net cumulative expected loss rates (1)	7.6-7.9%	9.9-11.1%
	Cumulative prepayment rates (2)	13.2%	13.6%

(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

The above inputs in isolation can cause significant increases or decreases in fair value. Specifically, increases in the discount rate can significantly lower the fair value of loans; conversely a decrease in the discount rate can significantly increase the fair value of loans. The discount rate is determined based on the market rates.

The following table presents additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis for the years ended December 31, 2016 and 2017.

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2015	221,268	252,907
Purchases of loans	299,956	—
Contribution from investors of Consolidated ABFE	—	472,500
Collection of principal	(135,172)	—
Interest and penalties received	—	30,342
Deductible expenses associated with the Consolidated ABFE operating	—	(5,518)
Principal and interest payments to investors of Consolidated ABFE	—	(332,749)
Change in fair value	(15,019)	1,204

Balance at December 31, 2016	371,033	418,686

Changes in fair value related to balance outstanding at December 31, 2016	(16,889)	2,516

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2016	371,033	418,686
Purchases of loans	752,801	—
Contribution from investors of Consolidated ABFE	—	197,730
Collection of principal	(270,278)	—
Interest and penalties received	—	50,294
Deductible expenses associated with the Consolidated ABFE operating	—	(8,691)
Principal and interest payments to investors of Consolidated ABFE	—	(522,823)
Change in fair value	(61,875)	(21,751)

Balance at December 31, 2017	791,681	113,445

Changes in fair value related to balance outstanding at December 31, 2017	(66,678)	(13,394)

Financial Instruments Not Recorded at Fair Value

Financial instruments, including restricted cash, accounts receivable, accounts payable, held-to-maturity investments and amounts due from/to related parties are not recorded at fair value. The fair values of these financial instruments are approximate their carrying value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.